Income Taxes Components of Income Tax (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Domestic			$ 43,744	$ 105,620	$ 58,346
Foreign			29,666	25,275	22,130
Income before provision for income taxes	75,763	66,637	73,410	130,895	80,476
Current provision (benefit):
Federal			15	382	(4,324)
State			10,896	10,556	12,430
Foreign			8,637	10,953	8,012
Current provision			19,548	21,891	16,118
Deferred (benefit) provision:
Federal			397	(127)	1,215
State			(8,118)	(179)	10
Foreign			279	131	3,957
Deferred (benefit) provision	0	(333)	(7,442)	(175)	5,182
Provision for income taxes	$ 10,707	$ 12,805	$ 12,106	$ 21,716	$ 21,300
Income taxes at federal statutory rate			35.00%	35.00%	35.00%
State and local income taxes, net of federal benefit			2.20%	4.10%	4.80%
Valuation allowance on deferred income tax assets			24.20%	7.60%	13.20%
Employment related credits, net			(31.00%)	(19.10%)	(22.40%)
Net officers’ life insurance expense			(1.30%)	0.90%	(1.30%)
Noncontrolling interests			(7.80%)	(4.30%)	(5.10%)
Tax settlements and related adjustments			(1.00%)	1.30%	3.80%
Loss on investments			0.00%	(5.60%)	0.00%
Foreign rate differential			(4.50%)	(2.40%)	(2.10%)
Other, net			0.70%	(0.90%)	0.60%
Total	14.10%	19.20%	16.50%	16.60%	26.50%